Share-based compensation - Performance shares (Detail)		12 Months Ended
		Dec. 31, 2022 € / shares shares	Dec. 31, 2022 $ / shares € / shares shares	Dec. 31, 2021 € / shares shares	Dec. 31, 2021 $ / shares € / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 € / shares	Dec. 31, 2020 $ / shares
Euro [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement				1,618,488	1,618,488		1,618,488	1,813,385	1,813,385
Euro [Member] | Performance share plans [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement		4,385,837	4,385,837	3,097,713	3,097,713	4,385,837	3,097,713	3,545,312	3,545,312
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | € / shares		€ 33.13	€ 33.13	€ 45.28	€ 45.28			€ 41.31
Number of other equity instruments granted in share-based payment arrangement		2,323,435	2,323,435	1,121,001	1,121,001
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | € / shares		€ 20.55		€ 50.73
Notional Dividends	[1]	155,067	155,067	62,872	62,872
Weighted Average Exercise Price Notional Dividends | € / shares	[1]	€ 33.91		€ 45.22
Number of other equity instruments exercised or vested in share-based payment arrangement		(434,329)	(434,329)	(1,466,223)	(1,466,223)
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | € / shares		€ 40.9		€ 39.18
Number of other equity instruments forfeited in share-based payment arrangement		(233,556)	(233,556)	(272,873)	(272,873)
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | € / shares		€ 38.67		€ 45.9
Number of other equity instruments adjusted quantity | shares	[2]	(522,493)	(522,493)	107,624	107,624
Weighted average exercise price of other equity instruments adjusted quantity | € / shares	[2]	€ 40.48		€ 37.67
US Dollar [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement				1,611,021	1,611,021		1,611,021	1,649,847	1,649,847
US Dollar [Member] | Performance share plans [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement		2,749,983	2,749,983	2,005,000	2,005,000	2,749,983	2,005,000	2,412,767	2,412,767
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares						$ 36.66	$ 51.48		$ 47.1
Number of other equity instruments granted in share-based payment arrangement		1,530,585	1,530,585	693,918	693,918
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares			€ 21.93		€ 61.32
Notional Dividends	[1]	98,883	98,883	41,324	41,324
Weighted Average Exercise Price Notional Dividends | $ / shares	[1]		€ 37.15		€ 51.42
Number of other equity instruments exercised or vested in share-based payment arrangement		(248,848)	(248,848)	(947,772)	(947,772)
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares			€ 45.23		€ 47.48
Number of other equity instruments forfeited in share-based payment arrangement		(309,570)	(309,570)	(268,500)	(268,500)
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | $ / shares			€ 44.04		€ 51.29
Number of other equity instruments adjusted quantity | shares	[2]	(326,066)	(326,066)	73,264	73,264
Weighted average exercise price of other equity instruments adjusted quantity | $ / shares	[2]		€ 45.26		€ 50.06

[1]	Dividend declared in 2022 on outstanding shares.
[2]	Adjusted quantity includes the adjustments made to Performance shares outstanding due to updates on the actual TSR and EPS.